OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Information Related To Reportable Operating Business Segments) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total consolidated revenues	$ 1,045,717	$ 1,072,367	$ 884,166	$ 1,956,533	$ 3,002,250	$ 3,554,985	$ 2,313,416	$ 1,385,951
Income from operations	273,852	318,489	234,928	553,417	827,269	850,756	683,064	214,124
Total consolidated depreciation and amortization	14,751	12,644	13,136	25,780	40,531	39,229	31,976	27,619
Reportable Operating Segments | Crocs Brand
Segment Reporting Information [Line Items]
Total consolidated revenues	798,769	832,950	648,778	1,481,728	2,280,497	2,659,125	2,313,416	1,385,951
Income from operations	297,456	317,684	218,007	535,691	833,145	852,025	861,394	329,423
Total consolidated depreciation and amortization	8,692	7,099	7,437	14,536	23,228	18,877	16,931	13,869
Reportable Operating Segments | HEYDUDE Brand
Segment Reporting Information [Line Items]
Total consolidated revenues	246,948	239,417	235,388	474,805	721,753	895,860	0	0
Income from operations	31,776	65,509	76,620	142,129	173,905	211,361	0	0
Total consolidated depreciation and amortization	3,919	3,562	3,506	7,068	10,987	12,248	0	0
Enterprise corporate
Segment Reporting Information [Line Items]
Income from operations	(55,380)	(64,704)	(59,699)	(124,403)	(179,781)	(212,630)	(178,330)	(115,299)
Total consolidated depreciation and amortization	$ 2,140	$ 1,983	$ 2,193	$ 4,176	$ 6,316	$ 8,104	$ 15,045	$ 13,750